Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date		rr_ProspectusDate	Aug. 31, 2015
Wilmington Large-Cap Strategy Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WILMINGTON LARGE-CAP STRATEGY FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class I Shares.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent full fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of the portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies (primarily common stocks). Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000 Index ($2.5 billion as of June 30, 2015), or at least equal to that of the smallest company expected to be included in the Russell 1000 Index after its next scheduled reconstitution.

The Fund’s investment advisor determines the tactical allocation of the Fund’s assets based on forecasts of asset risk and return profiles derived from a combination of fundamental, quantitative and macroeconomic inputs. The tactical allocations may be based on one or more factors, such as economic sector, industry, investment style (e.g., growth or value), market capitalization (e.g., mega-cap or large/midcap), or security valuation measure (e.g., price/earnings ratio). Currently, the investment advisor’s tactical allocation is based primarily on the economic sectors of the Fund’s benchmark index (Russell 1000 Index).

			Once the investment advisor determines the tactical allocations, the sub-advisor uses quantitative models to construct a portfolio by investing in a representative sample of the securities in each sector of the benchmark index (or another index of large-capitalization companies) to which the investment adviser has made an allocation, weighted in accordance with that allocation. The return for each component of the portfolio is intended to correlate closely with the return for the corresponding component of the applicable benchmark index. The sub-advisor will use quantitative analytical tools to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will equal or exceed that of the benchmark index.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Asset Allocation Risk. The Advisor’s tactical asset allocation decisions among various investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. You could lose money on your investment in the Fund as a result of these allocation decisions.
  Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
			As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented for the Fund for periods prior to March 9, 2012 reflect the performance of a former series of WT Mutual Fund, also known as the Wilmington Large-Cap Strategy Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

			The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.wilmingtonfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns – Class I Shares Performance Over 10 Years
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter 15.31% 6/30/2009 Worst Quarter (23.06)% 12/31/2008
			The Fund’s Class I Shares total return for the six-month period from January 1, 2015 to June 30, 2015 was 2.70%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Wilmington Large-Cap Strategy Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		rr_NetExpensesOverAssets	0.25%
1 Year		rr_ExpenseExampleYear01	$ 26
3 Years		rr_ExpenseExampleYear03	213
5 Years		rr_ExpenseExampleYear05	417
10 Years		rr_ExpenseExampleYear10	$ 1,004
2005		rr_AnnualReturn2005	5.48%
2006		rr_AnnualReturn2006	13.08%
2007		rr_AnnualReturn2007	6.35%
2008		rr_AnnualReturn2008	(38.35%)
2009		rr_AnnualReturn2009	24.40%
2010		rr_AnnualReturn2010	13.25%
2011		rr_AnnualReturn2011	1.09%
2012		rr_AnnualReturn2012	16.05%
2013		rr_AnnualReturn2013	32.78%
2014		rr_AnnualReturn2014	13.32%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.70%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	15.31%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.06%)
1 Year		rr_AverageAnnualReturnYear01	13.32%
5 Years		rr_AverageAnnualReturnYear05	14.86%
10 Years		rr_AverageAnnualReturnYear10	6.88%
Wilmington Large-Cap Strategy Fund | Return After Taxes on Distributions | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	11.49%
5 Years		rr_AverageAnnualReturnYear05	14.21%
10 Years		rr_AverageAnnualReturnYear10	6.38%
Wilmington Large-Cap Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.03%
5 Years		rr_AverageAnnualReturnYear05	11.97%
10 Years		rr_AverageAnnualReturnYear10	5.57%
Wilmington Large-Cap Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.24%
5 Years		rr_AverageAnnualReturnYear05	15.64%
10 Years		rr_AverageAnnualReturnYear10	7.96%

[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2016, or with the agreement of the Fund's Board of Trustees.